Right-of-use assets (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Leases [Abstract]
Schedule of right-of-use assets

For the year ended October 31,			2022
	Premises	Equipment	Total
Cost
Balance, beginning of the year	$28.8	$0.1	$28.9
Additions	29.3	0.4	29.7
Termination/derecognition	(1.2)	—	(1.2)
Balance, end of the year	56.9	0.5	57.4

Accumulated depreciation
Balance, beginning of the year	(1.9)	—	(1.9)
Depreciation	(6.3)	(0.1)	(6.4)
Termination/derecognition	1.0	—	1.0
Balance, end of the year	(7.2)	(0.1)	(7.3)
Carrying amounts	$49.7	$0.4	$50.1

For the year ended October 31,			2021
	Premises	Equipment	Total
Cost
Balance, beginning of the year	$4.4	$0.1	$4.5
Additions	24.2	—	24.2
Modifications	0.2	—	0.2
Balance, end of the year	28.8	0.1	28.9

Accumulated depreciation
Balance, beginning of the year	(0.6)	—	(0.6)
Depreciation	(1.3)	—	(1.3)
Balance, end of the year	(1.9)	—	(1.9)
Carrying amounts	$26.9	$0.1	$27.0